Investment Objectives and Goals	Feb. 17, 2026
Invesco MSCI Treasury Duration Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco MSCI Treasury Duration Rotation ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the MSCI U.S. Treasury Duration Rotation Select Bond Index (the “Underlying Index”).

Invesco U.S. Hybrid Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco U.S. Hybrid Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE USD Developed Markets Corporate Ex-Banks Hybrid Bond 4.85% Constrained Index (the “Underlying Index”).